UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SMALL CAP FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.9%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.0%
ORBCOMM Inc.	1,400,920	$11,403,489	*

Media - 2.6%
Gray Television Inc.	1,654,276	27,642,952	*

TOTAL COMMUNICATION SERVICES		39,046,441

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.8%
Cooper-Standard Holdings Inc.	118,080	9,028,397	*

Diversified Consumer Services - 1.4%
U.S. Service Corp. International	356,713	15,310,122

Hotels, Restaurants & Leisure - 1.0%
Chuy’s Holdings Inc.	469,913	10,676,423	*

Specialty Retail - 7.2%
Aaron’s Inc.	557,010	27,883,921
Hudson Ltd., Class A Shares	768,544	9,898,847	*
Lithia Motors Inc., Class A Shares	133,700	11,892,615
Monro Inc.	139,563	10,001,084
Murphy USA Inc.	241,737	17,779,756	*

Total Specialty Retail		77,456,223

TOTAL CONSUMER DISCRETIONARY		112,471,165

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 1.7%
Sprouts Farmers Market Inc.	763,269	18,303,191	*

Food Products - 1.2%
Sanderson Farms Inc.	106,550	13,116,305

Personal Products - 0.9%
Inter Parfums Inc.	147,999	9,836,013

TOTAL CONSUMER STAPLES		41,255,509

ENERGY - 3.0%
Energy Equipment & Services - 2.4%
Liberty Oilfield Services Inc., Class A Shares	790,580	12,024,722
Smart Sand Inc.	2,137,907	5,430,284	*(a)
U.S. Silica Holdings Inc.	602,700	8,124,396

Total Energy Equipment & Services		25,579,402

Oil, Gas & Consumable Fuels - 0.6%
Extraction Oil & Gas Inc.	1,638,984	6,457,597	*

TOTAL ENERGY		32,036,999

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 18.6%
Banks - 8.8%
Bank OZK	403,080	$12,229,447
Cadence BanCorp	1,340,650	25,137,188
First Interstate BancSystem Inc., Class A Shares	565,651	22,015,137
LegacyTexas Financial Group Inc.	493,660	19,667,415
Origin Bancorp Inc.	114,690	3,907,488
TriState Capital Holdings Inc.	557,423	11,349,132	*

Total Banks		94,305,807

Consumer Finance - 2.8%
Encore Capital Group Inc.	366,030	10,812,526	*
OneMain Holdings Inc.	654,703	19,569,073

Total Consumer Finance		30,381,599

Insurance - 3.3%
Assured Guaranty Ltd.	312,913	12,691,751
Kinsale Capital Group Inc.	161,926	9,391,708
ProAssurance Corp.	318,825	13,601,075

Total Insurance		35,684,534

Thrifts & Mortgage Finance - 3.7%
Essent Group Ltd.	309,180	12,289,905	*
NMI Holdings Inc., Class A Shares	54,922	1,208,284	*
Radian Group Inc.	629,408	12,109,810
Washington Federal Inc.	491,595	14,300,498

Total Thrifts & Mortgage Finance		39,908,497

TOTAL FINANCIALS		200,280,437

HEALTH CARE - 11.9%
Biotechnology - 5.9%
Akebia Therapeutics Inc.	1,014,170	5,588,077	*
Amarin Corp. PLC, ADR	2,417,579	42,307,632	*
Dynavax Technologies Corp.	938,470	10,341,939	*
Lexicon Pharmaceuticals Inc.	1,042,950	4,933,154	*

Total Biotechnology		63,170,802

Health Care Equipment & Supplies - 1.6%
Quotient Ltd.	1,993,716	17,863,695	*

Health Care Providers & Services - 3.1%
Encompass Health Corp.	215,000	14,370,600
HealthEquity Inc.	306,570	19,111,574	*

Total Health Care Providers & Services		33,482,174

Life Sciences Tools & Services - 1.3%
Syneos Health Inc.	279,303	14,255,625	*

TOTAL HEALTH CARE		128,772,296

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 13.7%
Airlines - 1.4%
SkyWest Inc.	298,070	$15,186,667

Building Products - 1.0%
Continental Building Products Inc.	383,088	10,090,538	*

Construction & Engineering - 0.8%
Dycom Industries Inc.	147,590	8,567,600	*

Machinery - 1.1%
EnPro Industries Inc.	185,120	12,227,176

Professional Services - 0.9%
ICF International Inc.	152,182	10,031,837

Road & Rail - 2.0%
Landstar System Inc.	109,409	11,113,766
Marten Transport Ltd.	551,551	10,672,512

Total Road & Rail		21,786,278

Trading Companies & Distributors - 6.5%
Foundation Building Materials Inc.	808,450	7,389,233	*
GATX Corp.	148,384	11,229,701
MRC Global Inc.	747,300	11,672,826	*
Rush Enterprises Inc., Class A Shares	369,080	14,117,310
Textainer Group Holdings Ltd.	769,743	10,022,054	*
Triton International Ltd.	437,811	15,739,305

Total Trading Companies & Distributors		70,170,429

TOTAL INDUSTRIALS		148,060,525

INFORMATION TECHNOLOGY - 15.5%
Electronic Equipment, Instruments & Components - 3.5%
Itron Inc.	324,990	17,754,203	*
Methode Electronics Inc.	367,185	9,455,014
nLight Inc.	578,060	11,301,073	*

Total Electronic Equipment, Instruments & Components		38,510,290

Internet Software & Services - 2.3%
2U Inc.	223,495	12,705,691	*
Q2 Holdings Inc.	198,975	11,825,084	*

Total Internet Software & Services		24,530,775

IT Services - 2.2%
EVERTEC Inc.	334,668	9,260,263
WNS Holdings Ltd., ADR	298,254	14,551,813	*

Total IT Services		23,812,076

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries Inc.	339,390	$17,407,313	*
Semtech Corp.	159,262	7,733,763	*
Tower Semiconductor Ltd.	971,220	14,461,466	*

Total Semiconductors & Semiconductor Equipment		39,602,542

Software - 3.8%
Blackline Inc.	275,170	13,092,588	*
Rapid7 Inc.	385,000	15,469,300	*
RingCentral Inc., Class A Shares	131,640	12,168,802	*

Total Software		40,730,690

TOTAL INFORMATION TECHNOLOGY		167,186,373

MATERIALS - 3.8%
Chemicals - 1.0%
Venator Materials PLC	2,231,770	10,377,731	*

Construction Materials - 0.7%
U.S. Concrete Inc.	215,980	7,688,888	*

Containers & Packaging - 1.2%
Silgan Holdings Inc.	464,900	12,840,538

Metals & Mining - 0.9%
Commercial Metals Co.	545,000	9,510,250

TOTAL MATERIALS		40,417,407

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Lexington Realty Trust	1,768,643	16,996,659
Outfront Media Inc.	356,640	7,400,280
STORE Capital Corp.	402,310	13,002,659
Summit Hotel Properties Inc.	1,448,637	16,181,276

TOTAL REAL ESTATE		53,580,874

UTILITIES - 3.6%
Electric Utilities - 1.3%
PNM Resources Inc.	329,348	14,026,931

Multi-Utilities - 2.3%
Black Hills Corp.	356,030	24,170,877

TOTAL UTILITIES		38,197,808

TOTAL COMMON STOCKS (Cost - $896,116,497)		1,001,305,834

INVESTMENTS IN UNDERLYING FUNDS - 1.8%
Main Street Capital Corp.	248,827	9,174,251	(b)
PennantPark Investment Corp.	1,476,449	10,600,904	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $18,841,207)		19,775,155

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $914,957,704)		1,021,080,989

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $54,358,863)	2.234%	54,358,863	$54,358,863

TOTAL INVESTMENTS - 99.7% (Cost - $969,316,567)			1,075,439,852
Other Assets in Excess of Liabilities - 0.3%			3,014,367

TOTAL NET ASSETS - 100.0%			$1,078,454,219

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2019, the total market value of investments in Affiliated Companies was $5,430,284 and the cost was $15,739,398 (Note 2).

(b)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$1,001,305,834	—	—	$1,001,305,834
Investments in Underlying Funds	19,775,155	—	—	19,775,155

Total Long-Term Investments	1,021,080,989	—	—	1,021,080,989

Short-Term Investments†	54,358,863	—	—	54,358,863

Total Investments	$1,075,439,852	—	—	$1,075,439,852

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2019:

	Affiliate Value at October 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Smart Sand Inc.	$5,922,002	—	—	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
Smart Sand Inc.	—	—	$(491,718)	$5,430,284

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019